Summary of Significant Accounting Policies (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 16, 2022 USD ($) shares	Sep. 16, 2022 USD ($) shares	Sep. 30, 2021 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 14, 2023 $ / shares	May 25, 2021 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to redemption				$ 26,155,000
Number of operating segment				1
Number of reportable segment				1
Account balances exceed amount				$ 250,000
Revenue percentage				10.00%		10.00%
Percentage of annual goods or services purchased				93.00%
Percentage of largest supplier				6.00%		21.00%
Cash and cash equivalents				$ 46,800,000
Working capital deficit				42,500,000
Gross proceeds				34,100,000
Common stock amount	$ 50,000,000	$ 50,000,000
Cash				12,700,000
Amount of forward purchase agreement termination				2,200,000
Prepaid expenses				0		$ 5,300,000
Additional paid in capital				24,400,000
Transaction costs				782,000
Transaction costs of accounts payable				$ 8,100,000
Fair value of earn out units				$99.7
Changes amount of earn out units fair value				$ 103,400,000
Fair value of the earn-out liability				$ 3,700,000
Common stock, issued (in Shares) | shares						122,505,500	122,500,000
Remaining percentage of minority interest ownership percentage by noncontrolling owners				81.20%
Percentage of cash tax savings				85%
Common stock, par value (in Dollars per share) | $ / shares						$ 0.00001	$ 0.00001
Description of unit split									in accordance with the amended and restated limited liability company agreement of IM, Class A Unit Interests increased by a multiple of one hundred thousand (100,000) or 1 to 100,000 unit (the “Unit Split”). The Class A members and their respective unit interests uniformly increased. Unless otherwise indicated, all share and per share amounts presented herein have been retroactively adjusted to reflect the impact of the Unit Split.
Annual goods percentage						10.00%
Accounts payable balance percentage						21.00%
Cash and cash equivalents						$ 25,800,000
Working capital deficit						53,500,000
Gross proceeds						34,100,000
Counterparty purchase amount						50,000,000
Income tax benefit				$ 3,215,000	$ 1,000	(23,000)	$ 2,000
Income tax expense						$ 0	$ 0
Vesting term						5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				80.00%
Accounts payable balance percentage							17.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				75.00%
Accounts payable balance percentage							13.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of annual goods or services purchased				10.00%
Supplier Concentration Risk [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				63.00%
Supplier Concentration Risk [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				11.00%
Intuitive Machines, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, issued (in Shares) | shares				68,150,754
Noncontrolling interest, ownership percentage by parent				18.80%
Accounts Receivable [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						35.00%
Accounts Receivable [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						14.00%
U.S. Federal [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax benefit						$ 23,000
Income tax expense						$ 2,000
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				74.00%	78.00%
Total revenue percentage						83.00%	83.00%
Customer Two [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				29.00%
Total revenue percentage						35.00%	40.00%
Customer Two [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				13.00%
Total revenue percentage						14.00%	30.00%
One major supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total goods and services purchased						63.00%	42.00%
Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage						$ 250,000
Public Offering amounted						26,658,313
Underwriting commissions						4,595,000
Deferred underwriting commissions						11,541,250
Excess fair value of founder shares						9,680,125
Other offering costs						841,938
Allocated to the over-allotment option						23,439
Ordinary shares not subject to redemption						$ 2,096,740
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares	100,000	100,000		5,493,182					100,000
Common stock amount				$ 50,000,000
Common stock, issued (in Shares) | shares				16,021,804		122,505,500	122,505,500
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001				$ 0.0001
Class A Common Stock [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares									100,000
Class A Common Stock [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares									1
Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares						27,481,818
Ordinary shares subject to redemption						$ 24,538,134
Ordinary shares not subject to redemption						$ 2,096,740
Redemption of shares (in Shares) | shares						31,588,011
Redemption rights (in Shares) | shares			1,386,989
Common stock, issued (in Shares) | shares						1,386,989	1,386,989
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares						23,332,500
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares				10,566
Common stock, issued (in Shares) | shares				10,566
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Class B Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, issued (in Shares) | shares						8,243,750	8,243,750
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Class C Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares) | shares				68,140,188
Common stock, issued (in Shares) | shares				68,140,188
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001